Note 7 - Risk Management - Breakdown Loans and Advances Net of Impairment Losses (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
On demand and short notice [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 0
On demand and short notice [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	10
On demand and short notice [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
On demand and short notice [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	151
On demand and short notice [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,833
On demand and short notice [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	648
On demand and short notice [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(193)
On demand and short notice [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,641
On demand and short notice [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,834
On demand and short notice [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		€ 0	€ 0
On demand and short notice [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		222	373
On demand and short notice [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
On demand and short notice [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		270	246
On demand and short notice [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		7,663	8,125
On demand and short notice [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		2,405	2,507
On demand and short notice [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		10,560	11,251
Credit Card Debt [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Credit Card Debt [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8
Credit Card Debt [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1
Credit Card Debt [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2
Credit Card Debt [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,328
Credit Card Debt [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,108
Credit Card Debt [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(1,048)
Credit Card Debt [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	15,446
Credit Card Debt [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	16,495
Credit Card Debt [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
Credit Card Debt [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		6	1
Credit Card Debt [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
Credit Card Debt [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		3	1
Credit Card Debt [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,862	1,875
Credit Card Debt [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		13,964	14,719
Credit Card Debt [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		15,835	16,596
Trade Receivables [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	948
Trade Receivables [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Trade Receivables [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	195
Trade Receivables [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	16,190
Trade Receivables [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	103
Trade Receivables [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(280)
Trade Receivables [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	17,436
Trade Receivables [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	17,716
Trade Receivables [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,624	2,091
Trade Receivables [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
Trade Receivables [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		497	998
Trade Receivables [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		20,385	20,246
Trade Receivables [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		198	418
Trade Receivables [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		22,705	23,753
Finance Leases [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Finance Leases [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	226
Finance Leases [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Finance Leases [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3
Finance Leases [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,014
Finance Leases [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	406
Finance Leases [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(427)
Finance Leases [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,650
Finance Leases [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,077
Finance Leases [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
Finance Leases [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		205	261
Finance Leases [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
Finance Leases [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		36	57
Finance Leases [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		8,040	8,647
Finance Leases [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		361	477
Finance Leases [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		8,642	9,442
Reverse Repurchase Agreements [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Reverse Repurchase Agreements [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	293
Reverse Repurchase Agreements [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	477
Reverse Repurchase Agreements [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Reverse Repurchase Agreements [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(1)
Reverse Repurchase Agreements [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	770
Reverse Repurchase Agreements [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	772
Reverse Repurchase Agreements [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		305	81
Reverse Repurchase Agreements [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,290	544
Reverse Repurchase Agreements [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		13,793	15,597
Reverse Repurchase Agreements [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		10,912	6,746
Reverse Repurchase Agreements [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
Reverse Repurchase Agreements [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	0
Reverse Repurchase Agreements [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		26,300	22,968
Other Term Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,911
Other Term Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	26,839
Other Term Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,947
Other Term Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,030
Other Term Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	133,573
Other Term Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	157,760
Other Term Loans [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(10,204)
Other Term Loans [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	332,060
Other Term Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	342,264
Other Term Loans [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		6,993	8,814
Other Term Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		26,983	29,140
Other Term Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		4,463	7,694
Other Term Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		5,763	6,878
Other Term Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		125,228	136,105
Other Term Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		155,418	167,892
Other Term Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		324,848	356,524
Advances That Are Not Loans [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	29
Advances That Are Not Loans [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,592
Advances That Are Not Loans [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	5,771
Advances That Are Not Loans [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,088
Advances That Are Not Loans [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	984
Advances That Are Not Loans [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	498
Advances That Are Not Loans [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(63)
Advances That Are Not Loans [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	10,962
Advances That Are Not Loans [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	11,025
Advances That Are Not Loans [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		2	0
Advances That Are Not Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,964	2,410
Advances That Are Not Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		8,005	8,083
Advances That Are Not Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,044	2,082
Advances That Are Not Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		1,459	1,194
Advances That Are Not Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		522	620
Advances That Are Not Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		12,995	14,389
Total Member [Member] | By Product [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,941
Total Member [Member] | By Product [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	29,917
Total Member [Member] | By Product [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,196
Total Member [Member] | By Product [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,468
Total Member [Member] | By Product [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	163,922
Total Member [Member] | By Product [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	172,522
Total Member [Member] | By Product [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(12,217)
Total Member [Member] | By Product [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	388,966
Total Member [Member] | By Product [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	401,183
Total Member [Member] | Total [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		7,301	8,894
Total Member [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		32,294	34,820
Total Member [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		26,261	31,373
Total Member [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		18,525	17,009
Total Member [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		164,637	176,192
Total Member [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		172,868	186,633
Total Member [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		421,886	454,921
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,056
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	15
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	219
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	26,784
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	111,809
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(4,122)
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	139,883
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	144,005
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		998	4,722
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		0	112
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		308	690
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		37,353	44,406
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		116,938	132,398
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		155,597	182,328
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,179
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	285
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,389
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	31,393
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,835
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(774)
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	47,081
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	47,855
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		7,167	3,700
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		13,501	15,191
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		12,907	8,164
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		24,100	21,863
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		9,092	6,061
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		66,767	54,979
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	40,124
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(2,613)
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	40,124
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	42,736
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		40,705	44,504
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		40,705	44,504
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	111,007
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(1,945)
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	111,007
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	112,952
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | Total [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		114,709	127,606
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		114,709	127,606
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Provisions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	(312)
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,973
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 14,286
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | Total [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		16,412	19,269
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | Total [Member] | Total [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses		€ 16,412	€ 19,269